Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
Our Compensation Committee has typically granted equity awards to our executive officers in the first quarter of each fiscal year. We have not granted, nor do we intend to grant, equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Class A common stock, such as a significant positive or negative earnings announcement. Similarly, we have not timed, nor do we intend to time, the release of material nonpublic information based on equity award grant dates.

Award Timing Method	Our Compensation Committee has typically granted equity awards to our executive officers in the first quarter of each fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not granted, nor do we intend to grant, equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Class A common stock, such as a significant positive or negative earnings announcement. Similarly, we have not timed, nor do we intend to time, the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false